Leases (Details)	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Leases [Line Items]
Number of operating leases for office space	2
Right of use assets	$ 128,086		$ 160,708
Operating lease expenses	$ 95,754	$ 82,934
Hong Kong Dollar Prime Rate [Member]
Leases [Line Items]
Percentage of prime rate	5.50%	5.88%